Commitments and Contingencies - Summary of Future Minimum Lease Payments (Detail) - Bird Rides [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases Future Minimum Payments Due [Line Items]
2021	$ 4,886
2022	4,298
2023	3,148
2024	1,348
2025	46
Thereafter
Total future lease payments	$ 13,726